INCOME TAX (Tables)	6 Months Ended
Dec. 31, 2024
INCOME TAX
Schedule of income (loss) before provision for income taxes

	For the six months ended December 31,
	2023	2024	2024
	RMB	RMB	US Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Outside China areas	¥(14,621,317)	¥(6,118,811)	$(838,274)
China	(8,390,493)	(14,609,179)	(2,001,448)
Total	¥(23,011,810)	¥(20,727,990)	$(2,839,722)

Schedule of deferred tax assets, net

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Deferred tax assets:
Allowance for credit losses	¥1,652,102	¥1,125,857	$154,242
Impairment for inventory	221,290	21,868	2,996
Net operating loss carryforwards	25,843,951	25,574,293	3,503,665
Subtotal	27,717,343	26,722,018	3,660,903
Less: Valuation allowance	(27,437,564)	(26,442,239)	(3,622,572)
Total deferred tax assets, net	¥279,779	¥279,779	$38,331
Deferred tax liabilities:
Accelerated amortization of intangible assets	(132,891)	(132,891)	(18,207)
Gain on the previously held equity method investment	(146,888)	(146,888)	(20,124)
Recognition of customer relationship arising from business combinations	—	—	—
Total deferred tax liabilities	(279,779)	(279,779)	(38,331)
Deferred tax assets, net	¥—	¥—	$—

Schedule of NOL expiration

	RMB	US Dollars
Twelve months ending December 31,	(Unaudited)	(Unaudited)
2025	¥19,617,124	2,687,535
2026	32,533,742	4,457,104
2027	27,137,905	3,717,878
2028	34,868,363	4,776,946
2029	20,017,992	2,742,454
Total	¥134,175,126	$18,381,917

Schedule of company's income tax expense (benefit)

	For the six months ended December 31,
	2023	2024	2024
	RMB	RMB	US Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Current income tax provision	¥96,041	¥1,609	$220
Deferred income tax provision	—	—	—
Expense for income tax	¥96,041	¥1,609	$220